Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Expenses
General, selling and administration	$ 131,359	$ 641,942	$ 254,404	$ 986,683	$ 1,595,936	$ 1,323,552	$ 405,556
Product development costs	122,551	1,162,879	217,761	1,217,901	1,625,075	408,640	416,304
Professional fees	429,246	208,957	466,550	437,234	523,389	451,064	244,430
Loss from Operations	683,156	2,013,778	938,715	2,641,818	3,744,400	2,183,256	1,066,290
Other Expenses
Recovery of expense							(86,236)
Interest expense	525,636	1,586,936	1,044,627	2,082,829	5,261,137	1,938,877	1,861,971
Total other expenses	525,636	1,586,936	1,044,627	2,082,829	5,261,137	1,938,877	1,775,735
Net loss	$ (1,208,792)	$ (3,600,714)	$ (1,983,342)	$ (4,724,647)	$ (9,005,537)	$ (4,122,133)	$ (2,842,025)
Loss per share, basic and diluted	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.02)	$ (0.01)
Weighted average number of shares of common stock outstanding, basic and diluted	270,777,909	245,955,687	270,291,721	244,366,798	256,668,320	242,777,909	242,777,909